Schedule H, Line 4i - Schedule of Assets (Details) - SBA Defined Contribution Plan for Citizens and Farmers Bank (the Plan)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4i - Schedule of Assets
Employee tax identification number	54-0169510
Plan number	002
Participant loan	$ 970,942
Asset held for investment	$ 68,478,974
Minimum
Schedule H, Line 4i - Schedule of Assets
Participant loan, interest rate	3.50%
Maximum
Schedule H, Line 4i - Schedule of Assets
Participant loan, interest rate	8.75%
Investment, Identifier [Axis]: American EuroPacific Growth Class R6 Fund Mutual Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:AmericanEuropacificGrowthClassR6FundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 956,700
Investment, Identifier [Axis]: C&F Financial Corporation Employer Common Stock
Schedule H, Line 4i - Schedule of Assets
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:CAndFFinancialCorporationMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
Investment, Identifier [Axis]: Cohen & Steers Real Estate Securities Z Fund Mutual Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:CohenSteersRealEstateSecuritiesZFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 466,739
Investment, Identifier [Axis]: Fidelity 500 Index Fund Mutual Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:DfaEmergingMarketsCoreEquityFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 832,033
Investment, Identifier [Axis]: Fidelity Extended Market Index Fund Mutual Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:Fidelity500IndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 5,512,789
Investment, Identifier [Axis]: Fidelity Total International Index Fund Mutual Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:FidelityExtendedMarketIndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 353,125
Investment, Identifier [Axis]: Fidelity US Bond Index Fund Mutual Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:FidelityTotalInternationalIndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 539,253
Investment, Identifier [Axis]: Goldman Sachs Stable Value Institutional S Fund Collective Trust Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:GoldmanSachsStableValueInstitutionalSFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
Current Value	$ 5,392,922
Investment, Identifier [Axis]: JPMorgan Emerging Markets Equity Fund Mutual Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:FidelityUsBondIndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 790,408
Investment, Identifier [Axis]: JPMorgan Mid Cap Growth R6 Fund Mutual Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:JpmorganMidCapGrowthR6FundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 1,391,420
Investment, Identifier [Axis]: Pimco RAE US Small Institutional Fund Mutual Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:PimcoRaeUsSmallInstitutionalFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 875,259
Investment, Identifier [Axis]: Pimco Real Return Institutional Fund Mutual Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:PimcoRealReturnInstitutionalFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 151,427
Investment, Identifier [Axis]: State Street Short Term Investment Fund Mutual Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:StateStreetShortTermInvestmentFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 76,158
Investment, Identifier [Axis]: Vanguard Equity Income Adm Fund Mutual Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:VanguardEquityIncomeAdmFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 2,364,540
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust II Collective Trust Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:VanguardTargetRetirement2020TrustIiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
Current Value	$ 1,887,506
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust II Collective Trust Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:VanguardTargetRetirement2025TrustIiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
Current Value	$ 5,555,512
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust II Collective Trust Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:VanguardTargetRetirement2030TrustIiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
Current Value	$ 7,938,095
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust II Collective Trust Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:VanguardTargetRetirement2035TrustIiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
Current Value	$ 8,448,680
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust II Collective Trust Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:VanguardTargetRetirement2040TrustIiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
Current Value	$ 3,313,267
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust II Collective Trust Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:VanguardTargetRetirement2045TrustIiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
Current Value	$ 4,120,163
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust II Collective Trust Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:VanguardTargetRetirement2050TrustIiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
Current Value	$ 3,630,470
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust II Collective Trust Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:VanguardTargetRetirement2055TrustIiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
Current Value	$ 1,884,851
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust II Collective Trust Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:VanguardTargetRetirement2060TrustIiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
Current Value	$ 1,279,389
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust II Collective Trust Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:VanguardTargetRetirement2065TrustIiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
Current Value	$ 327,630
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust II Collective Trust Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:VanguardTargetRetirement2070TrustIiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
Current Value	$ 26,185
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust II Collective Trust Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:VanguardTargetRetirementIncomeTrustIiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
Current Value	$ 965,009
Investment, Identifier [Axis]: Victory Sycamore Established Value R6 Fund Mutual Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:VictorySycamoreEstablishedValueR6FundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 1,200,168
Investment, Identifier [Axis]: Voya Govt Money Market A Fund Mutual Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:VoyaGovtMoneyMarketFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 70,157
Investment, Identifier [Axis]: Voya Intermediate Bond R6 Fund Mutual Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:VoyaIntermediateBondR6FundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 390,621
Investment, Identifier [Axis]: Wasatch Core Growth CIT A Fund, Collective Trust Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:WasatchCoreGrowthCitFundCollectiveTrustFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
Current Value	$ 451,050
Investment, Identifier [Axis]: Wilmng MFS Growth CIT S Fund Collective Trust Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	cffi:WilmngMfsGrowthCitSFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Funds
Current Value	$ 4,280,542
Mutual funds and collective trust funds
Schedule H, Line 4i - Schedule of Assets
Current Value	65,472,068
Mutual Funds
Schedule H, Line 4i - Schedule of Assets
Current Value	15,970,797
Collective Trust Funds
Schedule H, Line 4i - Schedule of Assets
Current Value	49,501,271
Employer Common Stock
Schedule H, Line 4i - Schedule of Assets
Current Value	$ 2,035,964